Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Wages, salaries and bonuses	8,422	11,287
Share-based compensation expenses (i)	13,200	861
Contributions to defined contribution plan	-	118
Welfare, housing funds and other	182	117

(i)
For the six months ended June 30, 2022, the share-based compensation expenses reflect a credit of RMB 4.4 million from forfeitures of unvested stock options from one employee departure.